Reserves (Table)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Other reserves

	Barclays Bank Group
	2021	2020
	£m	£m
Currency translation reserve	2,581	2,736
Fair value through other comprehensive income reserve	(118)	244
Cash flow hedging reserve	(618)	1,181
Own credit reserve	(960)	(954)
Other reserves	(24)	(24)
Total	861	3,183